Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129443
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gold Bullion Strategy Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.goldbullionstrategyfund.com/index.php/investor-materials. You can also request this information by contacting us at (855) 650-7453
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
-	$190	1.46%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Portfolio returned 59.59% for the 12 months ended December 31, 2025, as gold continued its strong performance by more than doubling its return from calendar year 2024.  The S&P 500 Index, the Fund’s benchmark, gained 17.88%. The S&P GSCI Gold Index earned 62.47% for the period.

Strategy

The Portfolio is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

The strong performance of Gold during the period continued to be driven by a softening U.S. Dollar, trade uncertainty, and global central bank demand.

Adhering to its stated investment strategy, the Portfolio tracked closely with gold prices primarily by using futures contracts. However, after accounting for fund expenses, the Portfolio did lag modestly due to variances related to the rolling of futures contracts versus the S&P GSCI Gold Index. The Portfolio will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Portfolio	S&P 500® Index	S&P GSCI Gold Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,685	$11,196	$10,775
Dec-2017	$11,888	$13,640	$12,152
Dec-2018	$11,370	$13,042	$11,811
Dec-2019	$13,410	$17,149	$13,940
Dec-2020	$16,050	$20,304	$16,861
Dec-2021	$15,107	$26,132	$16,140
Dec-2022	$14,343	$21,399	$16,021
Dec-2023	$15,851	$27,025	$18,075
Dec-2024	$19,708	$33,786	$22,887
Dec-2025	$31,453	$39,827	$37,185

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Gold Bullion Strategy Portfolio	59.59%	14.40%	12.14%
S&P 500® Index	17.88%	14.42%	14.82%
S&P GSCI Gold Index	62.47%	17.14%	14.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,767,294
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 308,096
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,767,294
Number of Portfolio Holdings	9
Advisory Fee	$308,096
Portfolio Turnover	223%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	41.5%
Money Market Funds	55.3%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Gold	100.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 3.603%,	21.5%
iShares 0-3 Month Treasury Bond ETF	19.6%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.6%
DWS Government Money Market Series Institutional Class, 3.696%,	10.9%
Fidelity Government Portfolio Class I, 3.640%,	10.9%
Invesco Treasury Portfolio Institutional Class, 3.622%,	10.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.860%,	3.2%
SPDR Gold Shares	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.goldbullionstrategyfund.com/index.php/investor-materials